LOANS RECEIVABLE (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2021 USD ($)	Jun. 25, 2021 CAD ($)	Aug. 31, 2020 CAD ($) shares $ / shares	Nov. 25, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Loans Receivables [Line Items]
Notes and loans receivable						$ 2,539		$ 500
Norden Crown Metals Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Loan authorised				$ 800
Borrowings, interest rate			0.65%	8.08%
Percentage of loan fee				5.00%
Loan fee		$ 30		$ 40
Proceeds from loans receivable		$ 550
Number of aggregate units received | shares			2,456,101
Warrants exercise price | $ / shares			$ 0.33
Notes and loans receivable			$ 482			0		500
Colorado Legacy Lands, LLC [Member]
Disclosure Of Loans Receivables [Line Items]
Loan authorised	$ 4,000						$ 2,000
Borrowings, interest rate	12.00%
Percentage of loan fee	4.00%
Loan fee	$ 160				$ 80
Loan advances					$ 1,916
Notes and loans receivable						2,539	$ 2,000	$ 0
Accrued interest income						164
Accrued bonus and other loan fees						$ 105